CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Beginning Balance, Shares at Aug. 31, 2017	34,329,691
Beginning Balance, Amount at Aug. 31, 2017	$ 34,330	$ 35,363,946	$ (39,029,752)		$ (3,631,476)
September 2017 Private Placement units issued for cash, Shares	821,600
September 2017 Private Placement units issued for cash, Amount	$ 822	2,554,354			2,555,176
Stock based compensation related to stock issuances, Shares	210,000
Stock based compensation related to stock issuances, Amount	$ 210	1,022,490			1,022,700
Exercise of warrants for cash, Shares	119,500
Exercise of warrants for cash, Amount	$ 120	394,030			394,150
Exercise of warrants on a cashless basis, Shares	665,703
Exercise of warrants on a cashless basis, Amount	$ 665	(665)
Exercise of stock options on a cashless basis, Shares	146,162
Exercise of stock options on a cashless basis, Amount	$ 146	(146)
Stock based compensation due to common stock purchase options		1,815,325			1,815,325
Discount on convertible promissory note due warrant modifications		1,074,265			1,074,265
Net loss			(6,854,547)		(6,854,547)
Ending Balance, Shares at Aug. 31, 2018	36,292,656
Ending Balance, Amount at Aug. 31, 2018	$ 36,293	42,223,599	(45,884,299)		(3,624,407)
November 2018 Private Placement units issued for cash, Shares	13,200,000
November 2018 Private Placement units issued for cash, Amount	$ 13,200	19,786,800			19,800,000
November 2018 Private Placement units issued in exchange for convertible debt, Shares	3,466,667
November 2018 Private Placement units issued in exchange for convertible debt, Amount	$ 3,466	5,196,534			5,200,000
Stock based compensation due to common stock purchase options		3,959,367			3,959,367
Net loss			(6,887,678)		(6,887,678)
Ending Balance, Shares at Aug. 31, 2019	52,959,323
Ending Balance, Amount at Aug. 31, 2019	$ 52,959	71,166,300	(52,771,977)		18,447,282
Stock based compensation due to common stock purchase options		420,970			420,970
Net loss			(1,105,278)		(1,105,278)
Ending Balance, Shares at Nov. 30, 2019	52,959,323
Ending Balance, Amount at Nov. 30, 2019	$ 52,959	71,587,270	(53,877,255)		17,762,974
Beginning Balance, Shares at Aug. 31, 2019	52,959,323
Beginning Balance, Amount at Aug. 31, 2019	$ 52,959	71,166,300	(52,771,977)		18,447,282
Ending Balance, Shares at Aug. 31, 2020	52,959,323
Ending Balance, Amount at Aug. 31, 2020	$ 52,959	76,039,209	(60,125,039)		15,967,129
Stock based compensation due to common stock purchase options		1,838,532			1,838,532
Foreign currency translation adjustments				3,277	3,277
Net loss			(2,537,035)		(2,537,035)
Ending Balance, Shares at Nov. 30, 2020	52,959,323
Ending Balance, Amount at Nov. 30, 2020	$ 52,959	$ 77,877,741	$ (62,662,074)	$ 3,277	$ 15,271,903